Net Loss or Income per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss or Income per Share

19. Net Loss or Income per Share

The following table sets forth the computation of basic and diluted net loss or income per share for the years indicated (amounts in thousands, except for number of shares and per share data):

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net (loss)/income per Class A and Class B ordinary share — basic:
Numerator:
Net (loss)/income attributable to Phoenix New Media Limited	(102,496)	(53,554)	336
Denominator:
Denominator used in computing net (loss)/income per share — basic	582,241,827	576,786,817	576,517,237
Net (loss)/income per Class A and Class B ordinary share — basic	(0.18)	(0.09)	*
Net (loss)/income per Class A and Class B ordinary share — diluted:
Numerator:
Net (loss)/income attributable to Phoenix New Media Limited	(102,496)	(53,554)	336
Denominator:
Denominator used in computing net (loss)/income per share — basic	582,241,827	576,786,817	576,517,237
Share-based awards	—	—	—
Denominator used in computing net (loss)/income per share — diluted	582,241,827	576,786,817	576,517,237
Net (loss)/income per Class A and Class B ordinary share — diluted	(0.18)	(0.09)	*
Net (loss)/income per ADS (1 ADS represents 48 Class A ordinary shares):
Denominator used in computing net (loss)/income per ADS — basic	12,130,038	12,016,392	12,010,776
Denominator used in computing net (loss)/income per ADS — diluted	12,130,038	12,016,392	12,010,776
Net (loss)/income per ADS — basic	(8.45)	(4.46)	0.03
Net (loss)/income per ADS — diluted	(8.45)	(4.46)	0.03

Note:

* Less than RMB0.01.

There were 27,063,618, 22,073,925 and 19,073,356 options to purchase ordinary shares have been excluded from the computation of diluted net loss or income per share for the years ended December 31, 2023, 2024 and 2025, respectively, as their effects would be anti-dilutive.